Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 43,915	$ 5,544
Accounts receivable	36,373	66,746
Contract assets	7,034	19,193
Inventories	19,174	21,649
Prepaid expenses and deposits	4,999	4,245
Assets held for sale	4,129	424
Derivative financial instruments	4,334	0
Total current assets	119,958	117,801
Property, plant and equipment, net of accumulated depreciation $302,682 (2019 – $276,185)	633,704	587,729
Operating lease right-of-use assets	18,192	21,841
Investments in affiliates and joint ventures	44,050	42,908
Other assets	6,617	6,718
Deferred tax assets	16,407	15,655
Total assets	838,928	792,652
Current liabilities
Accounts payable	41,369	88,201
Accrued liabilities	19,111	17,560
Contract liabilities	1,512	23
Current portion of long-term debt	16,307	18,514
Less: current portion of leases	26,895	29,206
Current portion of operating lease liabilities	4,004	3,799
Total current liabilities	109,198	157,303
Long-term debt	341,547	313,443
Finance lease obligations	42,577	47,072
Operating lease liabilities	14,118	17,710
Other long-term obligations	18,850	24,504
Deferred tax liabilities	64,195	52,501
Total Liabilities	590,485	612,533
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2020 - 31,011,831 (December 31, 2019 – 27,502,912))	255,064	225,966
Treasury shares (December 31, 2020 - 1,845,201 (December 31, 2019 - 1,725,467))	(18,002)	(15,911)
Additional paid-in capital	46,536	49,919
Deficit	(35,155)	(79,855)
Shareholders' equity	248,443	180,119
Total liabilities and shareholders' equity	838,928	792,652
Contingencies
Subsequent event